Appendix 1 Details of Assets and Liabilities in Foreign Currency - Summary of Assets and Liabilities in Foreign Currency (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	$ 1,938,997,000	$ 1,904,285,000
Other current financial assets	120,383,000	210,393,000
Other current non-financial assets	486,162,000	307,732,000
Trade and other current receivables	3,504,457,000	3,551,022,000
Current accounts receivable from related parties	16,369,000	14,337,000
Inventories	396,239,000	339,398,000
Current tax assets	107,321,000	50,994,000
Non-current assets or disposal groups held for sale or for distribution to owners	11,326,000	5,825,000
TOTAL CURRENT ASSETS	6,581,254,000	6,383,986,000
Other non-current financial assets	3,049,811,000	2,796,475,000
Other non-current non-financial assets	2,735,890,000	1,140,708,000
Trade and other non-current receivables	587,957,000	906,508,000
Non-current accounts receivable from related parties	847,000	1,652,000
Investments accounted for using the equity method	1,978,000	2,596,000	$ 2,747,000
Intangible assets other than goodwill	5,527,879,000	5,827,289,000
Goodwill	1,173,043,000	1,205,570,000
Property, plant and equipment	9,019,237,000	8,686,827,000
Investment property	10,254,000	11,708,000
Deferred taxes Assets before compensation	1,088,234,000	433,037,000
TOTAL NON-CURRENT ASSETS	23,195,130,000	21,012,370,000
TOTAL ASSETS	29,776,384,000	27,396,356,000
Other current financial liabilities	1,490,051,000	1,648,099,000
Trade and other current payables	3,920,045,000	4,116,247,000
Current accounts payable to related parties	494,511,000	2,996,668,000
Other current provisions	286,052,000	422,863,000
Current tax liabilities	220,727,000	192,924,000
Other current non-financial liabilities	320,755,000	270,120,000
Liabilities associated with disposal groups held for sale or for distribution to owners	3,791,000	3,835,000
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners	3,791,000	3,835,000
TOTAL CURRENT LIABILITIES	6,735,932,000	9,650,756,000
Other non-current financial liabilities	4,890,458,000	4,621,868,000
Trade and other non-current payables	2,335,997,000	933,056,000
Other long-term provisions	976,327,000	1,363,976,000
Deferred tax liabilities	643,854,000	546,070,000
Non-current provisions for employee benefits	1,836,362,000	1,343,507,000
Other non-current non-financial liabilities	111,268,000	105,223,000
TOTAL NON-CURRENT LIABILITIES	10,794,266,000	8,913,700,000
TOTAL LIABILITIES	17,530,198,000	18,564,456,000
Unidad de Fomento (funds code)
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial liabilities	6,238,000	6,197,000
TOTAL CURRENT LIABILITIES	6,238,000	6,197,000
Other non-current financial liabilities	9,774,000	16,601,000
TOTAL NON-CURRENT LIABILITIES	9,774,000	16,601,000
TOTAL LIABILITIES	16,012,000	22,798,000
Chilean Peso [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	142,878,000	151,714,000
Other current financial assets	114,000	102,000
Other current non-financial assets	3,811,000	5,544,000
Trade and other current receivables	839,000	956,000
Current accounts receivable from related parties	2,552,000	2,111,000
Current tax assets	9,146,000	215,000
TOTAL CURRENT ASSETS	159,337,000	160,644,000
Other non-current non-financial assets	3,125,000	3,414,000
Trade and other non-current receivables	126,000	58,000
Property, plant and equipment	19,000
Deferred taxes Assets before compensation	1,469,000
TOTAL NON-CURRENT ASSETS	4,739,000	3,472,000
TOTAL ASSETS	164,076,000	164,116,000
Other current financial liabilities	1,000
Trade and other current payables	62,073,000	43,723,000
Current accounts payable to related parties	6,273,000	9,120,000
Other current provisions	561,000	1,164,000
Other current non-financial liabilities	189,000	192,000
Liabilities associated with disposal groups held for sale or for distribution to owners		3,835,000
TOTAL CURRENT LIABILITIES	69,097,000	58,034,000
Deferred tax liabilities		8,374,000
Non-current provisions for employee benefits	2,979,000	2,613,000
TOTAL NON-CURRENT LIABILITIES	2,979,000	10,987,000
TOTAL LIABILITIES	72,076,000	69,021,000
U.S. Dollar [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	672,694,000	513,667,000
Other current financial assets	1,522,000	46,395,000
Other current non-financial assets	14,021,000	5,198,000
Trade and other current receivables	20,699,000	32,184,000
Current accounts receivable from related parties	1,209,000	1,510,000
Inventories	3,095,000	5,235,000
TOTAL CURRENT ASSETS	713,240,000	604,190,000
Other non-current financial assets	3,139,000	34,133,000
Other non-current non-financial assets		2,165,000
Trade and other non-current receivables	79,475,000	242,409,000
Goodwill	524,511,000
Property, plant and equipment	241,000	43,000
TOTAL NON-CURRENT ASSETS	607,366,000	278,750,000
TOTAL ASSETS	1,320,606,000	882,940,000
Other current financial liabilities	628,068,000	793,049,000
Trade and other current payables	205,848,000	48,868,000
Current accounts payable to related parties	211,872,000	1,122,000
Other current provisions	45,458,000
Other current non-financial liabilities	4,445,000	3,091,000
TOTAL CURRENT LIABILITIES	1,095,691,000	846,130,000
Other non-current financial liabilities	1,125,279,000	1,167,679,000
Trade and other non-current payables	7,000	4,606,000
Other non-current non-financial liabilities	3,563,000	4,149,000
TOTAL NON-CURRENT LIABILITIES	1,128,849,000	1,176,434,000
TOTAL LIABILITIES	2,224,540,000	2,022,564,000
Euros [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	83,000	2,436,000
Current accounts receivable from related parties	3,418,000	2,052,000
Inventories	515,000	208,000
TOTAL CURRENT ASSETS	4,016,000	4,696,000
TOTAL ASSETS	4,016,000	4,696,000
Other current financial liabilities	5,000
Trade and other current payables	13,770,000	147,351,000
Current accounts payable to related parties	257,476,000	316,215,000
Other current provisions		25,516,000
Current tax liabilities		52,340,000
TOTAL CURRENT LIABILITIES	271,251,000	541,422,000
TOTAL LIABILITIES	271,251,000	541,422,000
Colombian peso [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	185,423,000	372,361,000
Other current financial assets	3,512,000	24,434,000
Other current non-financial assets	12,941,000	8,850,000
Trade and other current receivables	260,132,000	217,987,000
Current accounts receivable from related parties	678,000	1,203,000
Inventories	83,152,000	57,118,000
Current tax assets	120,000	4,000
Non-current assets or disposal groups held for sale or for distribution to owners	11,326,000	5,825,000
TOTAL CURRENT ASSETS	557,285,000	687,781,000
Other non-current financial assets	171,000	598,000
Other non-current non-financial assets	21,844,000	8,753,000
Trade and other non-current receivables	42,546,000	40,003,000
Intangible assets other than goodwill	125,795,000	95,095,000
Goodwill	5,835,000	19,245,000
Property, plant and equipment	4,174,263,000	4,050,353,000
Deferred taxes Assets before compensation		1,000
TOTAL NON-CURRENT ASSETS	4,370,454,000	4,214,048,000
TOTAL ASSETS	4,927,739,000	4,901,829,000
Other current financial liabilities	175,529,000	390,172,000
Trade and other current payables	433,753,000	535,180,000
Current accounts payable to related parties	1,832,000	1,176,000
Other current provisions	38,297,000	10,325,000
Current tax liabilities	108,167,000	21,562,000
Other current non-financial liabilities	27,521,000	23,864,000
Liabilities associated with disposal groups held for sale or for distribution to owners	3,791,000
TOTAL CURRENT LIABILITIES	788,890,000	982,279,000
Other non-current financial liabilities	1,410,597,000	1,428,552,000
Trade and other non-current payables	997,000
Other long-term provisions	49,659,000	40,340,000
Deferred tax liabilities	51,332,000	32,623,000
Non-current provisions for employee benefits	129,507,000	123,152,000
Other non-current non-financial liabilities	6,318,000	5,892,000
TOTAL NON-CURRENT LIABILITIES	1,648,410,000	1,630,559,000
TOTAL LIABILITIES	2,437,300,000	2,612,838,000
Peruvian sol [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	188,655,000	129,263,000
Other current financial assets	232,000
Other current non-financial assets	44,845,000	46,391,000
Trade and other current receivables	145,388,000	116,631,000
Current accounts receivable from related parties	3,883,000	2,220,000
Inventories	45,527,000	43,532,000
Current tax assets	4,752,000	2,282,000
TOTAL CURRENT ASSETS	433,282,000	340,319,000
Other non-current non-financial assets	16,760,000
Intangible assets other than goodwill	65,292,000	56,200,000
Goodwill		197,010,000
Property, plant and equipment	2,479,814,000	2,345,485,000
Deferred taxes Assets before compensation	3,000
TOTAL NON-CURRENT ASSETS	2,561,869,000	2,598,695,000
TOTAL ASSETS	2,995,151,000	2,939,014,000
Other current financial liabilities	61,034,000	101,905,000
Trade and other current payables	217,115,000	200,223,000
Current accounts payable to related parties	1,967,000	985,000
Other current provisions	11,934,000	59,323,000
Current tax liabilities	13,739,000	13,435,000
Other current non-financial liabilities	24,218,000	28,907,000
TOTAL CURRENT LIABILITIES	330,007,000	404,778,000
Other non-current financial liabilities	425,695,000	393,142,000
Trade and other non-current payables	10,868,000	10,460,000
Other long-term provisions	54,775,000	20,615,000
Deferred tax liabilities	254,591,000	249,629,000
Non-current provisions for employee benefits	6,245,000	5,130,000
Other non-current non-financial liabilities	24,676,000	25,518,000
TOTAL NON-CURRENT LIABILITIES	776,850,000	704,494,000
TOTAL LIABILITIES	1,106,857,000	1,109,272,000
Argentine peso [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	49,846,000	101,209,000
Other current non-financial assets	33,746	21,088,000
Trade and other current receivables	385,814	381,858,000
Current accounts receivable from related parties	237	476,000
Inventories	27,480	24,191,000
Current tax assets	18,115	160,000
TOTAL CURRENT ASSETS	515,240	528,980,000
Other non-current financial assets	70	14,000
Other non-current non-financial assets	3,354	927,000
Trade and other non-current receivables	229,256	166,877,000
Non-current accounts receivable from related parties	68	108,000
Investments accounted for using the equity method	1,978	2,596,000
Intangible assets other than goodwill	30,519	22,170,000
Goodwill	4,665	26,255,000
Property, plant and equipment	1,888,319	1,854,742,000
Deferred taxes Assets before compensation	25,890	10,000
TOTAL NON-CURRENT ASSETS	2,184,119	2,073,699,000
TOTAL ASSETS	2,699,359	2,602,679,000
Other current financial liabilities	91,000
Trade and other current payables	418,518,000	679,273,000
Current accounts payable to related parties	247,000	3,208,000
Other current provisions	44,825,000	131,594,000
Current tax liabilities	92,080,000	89,622,000
Other current non-financial liabilities	40,633,000	23,704,000
TOTAL CURRENT LIABILITIES	596,394,000	927,401,000
Other non-current financial liabilities	7,000
Trade and other non-current payables	152,240,000	190,779,000
Other long-term provisions	23,710,000	23,145,000
Deferred tax liabilities	311,503,000	244,256,000
Non-current provisions for employee benefits	14,178,000	14,599,000
Other non-current non-financial liabilities	54,162,000	64,993,000
TOTAL NON-CURRENT LIABILITIES	555,800,000	537,772,000
TOTAL LIABILITIES	1,152,194,000	1,465,173,000
Brazilian Reals [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	699,418,000	633,635,000
Other current financial assets	115,003,000	139,462,000
Other current non-financial assets	376,798,000	220,661,000
Trade and other current receivables	2,691,585,000	2,801,406,000
Current accounts receivable from related parties	4,392,000	4,765,000
Inventories	236,470,000	209,114,000
Current tax assets	75,188,000	48,333,000
TOTAL CURRENT ASSETS	4,198,854,000	4,057,376,000
Other non-current financial assets	3,046,431,000	2,761,730,000
Other non-current non-financial assets	2,690,807,000	1,125,449,000
Trade and other non-current receivables	236,554,000	457,161,000
Non-current accounts receivable from related parties	779,000	1,544,000
Intangible assets other than goodwill	5,306,273,000	5,653,824,000
Goodwill	638,032,000	963,060,000
Property, plant and equipment	476,581,000	436,204,000
Investment property	10,254,000	11,708,000
Deferred taxes Assets before compensation	1,060,872,000	433,026,000
TOTAL NON-CURRENT ASSETS	13,466,583,000	11,843,706,000
TOTAL ASSETS	17,665,437,000	15,901,082,000
Other current financial liabilities	619,085,000	356,776,000
Trade and other current payables	2,568,851,000	2,461,629,000
Current accounts payable to related parties	14,844,000	2,664,842,000
Other current provisions	144,973,000	194,941,000
Current tax liabilities	6,741,000	15,965,000
Other current non-financial liabilities	223,731,000	190,362,000
TOTAL CURRENT LIABILITIES	3,578,225,000	5,884,515,000
Other non-current financial liabilities	1,919,106,000	1,615,894,000
Trade and other non-current payables	2,171,885,000	727,211,000
Other long-term provisions	848,183,000	1,279,876,000
Deferred tax liabilities	26,428,000	11,188,000
Non-current provisions for employee benefits	1,683,453,000	1,198,013,000
Other non-current non-financial liabilities	22,549,000	4,671,000
TOTAL NON-CURRENT LIABILITIES	6,671,604,000	4,836,853,000
TOTAL LIABILITIES	10,249,829,000	$ 10,721,368,000
Other Currency [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Trade and other current payables	117,000
Other current provisions	4,000
Other current non-financial liabilities	18,000
TOTAL CURRENT LIABILITIES	139,000
TOTAL LIABILITIES	$ 139,000